Schedule of intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Goodwill	$ 18,181	$ 1,788	$ 1,636	$ 17,698
Other intangible assets	35,824	13,798	13,600
Total	$ 54,005	$ 15,586	$ 15,236